INCOME TAX AND SOCIAL CONTRIBUTION - Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Originated from income and expenses recognized in other comprehensive income
Adjust actuarial gains and losses		R$ 14,206
Remeasuring the fair value of financial instruments through OCI (Other comprehensive income)	R$ 57,754	(5,072)
Total income tax and social contribution recognized in other comprehensive income	R$ 57,754	R$ 9,134